Acquisitions - Schedule of Business Acquisition Pro Forma Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Business Combinations [Abstract]
Revenues	$ 25,391
Cost of revenues	(16,809)
Operating expenses	(11,240)
Other incomes (expenses)	(1,036)
Income tax expense
Net loss	$ (3,694)
Net loss per common share | $ / shares	$ (0.86)
Weighted average outstanding common shares - basic and diluted | shares	4,299,315